Debt (Tables)	3 Months Ended
Mar. 31, 2020
Debt
Schedule outstanding principal balances on each loan facility

	As at
	March 31, 2020	December 31, 2019

NIBC Bank Facility	5,690,000	6,045,000
Nordea / SEB Joint Bank Facility	97,125,823	100,000,000
Nordea / SEB Revolving Facility	40,000,000	40,000,000
ABN / CACIB Joint Bank Facility	61,462,500	61,462,500
ABN AMRO Revolving Facility	14,967,734	4,019,007
Total debt	219,246,057	211,526,507
Deferred finance fees	(3,980,454)	(4,243,494)
Net total debt	215,265,603	207,283,013
Current portion of long-term debt	33,668,970	21,274,111
Current portion of deferred finance fees	(1,030,708)	(1,057,940)
Total current portion of long-term debt	32,638,262	20,216,171
Non-current portion of long-term debt	182,627,341	187,066,842

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
March 31, 2020
2020 (1)	28,993,661
2021	21,906,236
2022	17,281,236
2023	17,281,236
2024	133,783,688
219,246,057

(1)Nine-month period ending December 31, 2020